Cover Page	May 11, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 11, 2020
Amendment Flag	false
Entity Central Index Key	0000910606
Entity Registrant Name	REGENCY CENTERS CORP
Entity Incorporation, State or Country Code	FL
Entity File Number	001-12298
Entity Tax Identification Number	59-3191743
Entity Address, Address Line One	One Independent Drive
Entity Address, Address Line Two	Suite 114
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	904
Local Phone Number	598-7000
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	REG
Name of each exchange on which registered	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Partnership Interest [Member]
Document Information [Line Items]
Entity Central Index Key	0001066247
Entity Registrant Name	REGENCY CENTERS LP
Entity Incorporation, State or Country Code	DE
Entity File Number	0-24763
Entity Tax Identification Number	59-3429602
Entity Address, Address Line One	One Independent Drive
Entity Address, Address Line Two	Suite 114
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	904
Local Phone Number	598-7000
Entity Emerging Growth Company	false